Accrued And Other Current Liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Barkbox Inc [Member]
Summary of Accrued Liabilities and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following as of March 31, 2021 and 2020:

	March 31,
	2021	2020
Sales tax payable	$24,164	$14,027
Accrued marketing costs	4,199	2,544
Accrued deferred financing fees	3,000	—
Accrued compensation costs	3,287	1,199
Refund liability	1,292	604
Accrued licensing fees	209	—
Accrued professional and legal fees	2,484	367
Other accrued expenses	5,970	2,675

Accrued and other current liabilities	$44,605	$21,416